JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
February 23, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of
the JPMorgan 100% U.S. Treasury Securities Money Market Fund
and the JPMorgan Prime Money Market Fund (the “Funds”)
File No. 333-103022 and 811-21295
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information of the Funds does not differ from the Statement of Additional Information contained in the Post-Effective Amendment No. 636 (Amendment No. 637 under the Investment Company Act of 1940, as amended) filed electronically on February 23, 2021.
Please contact Anthony Geron at (212) 648-0152 if you have any questions.
Very truly yours,
/s/ Anthony Geron

Anthony Geron
Assistant Secretary